Intangible assets and liabilities	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and liabilities

NOTE 8 – INTANGIBLE ASSETS AND LIABILITIES

Intangible assets as of December 31, 2022 and December 31, 2021 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions/ (Amortization)	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000
Additions/ (Amortization)	112,138	(13,716)	98,422
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Additions/ (Amortization)	15,790	(37,496)	(21,706)
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716

The aggregate amortization of the intangibles for the years ending December 31 is estimated to be as follows:

Year	Amount
2023	$18,286
2024	18,120
2025	14,251
2026	8,215
2027	4,982
2028 and thereafter	14,862
Total	$78,716

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. As of December 31, 2022, the weighted average useful life of the remaining favorable lease terms was 5.5 years.

Intangible liabilities as of December 31, 2022 and December 31, 2021 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Additions/ (Amortization)	388	(74,963)	(74,575)
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906

Amortization income of unfavorable lease terms for each of the years ended December 31, 2022, 2021 and 2020 is presented in the following table:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Unfavorable lease terms	$74,963	$108,538	$—
Total	$74,963	$108,538	$—

The aggregate amortization of the intangible liabilities for the years ending December 31 is estimated to be as follows:

Year	Amount
2023	$19,922
2024	12,718
2025	11,680
2026	3,586
2027 and thereafter	—
Total	$47,906

Intangible liabilities subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. As of December 31, 2022, the weighted average useful life of the remaining unfavorable lease terms was 3.0 years.